UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

Investment Company Act file number 811-3807

SunAmerica Money Market Funds, Inc.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Item 1. Schedule of Investments.

SunAmerica Money Market Fund

PORTFOLIO OF INVESTMENTS - March 31, 2011 (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES — 93.9%
Certificates of Deposit — 27.2%
Barclays Bank PLC 0.25% due 04/04/11	$13,300,000	$13,300,000
Barclays Bank PLC 0.25% due 06/07/11	12,500,000	12,500,000
BNP Paribas 0.29% due 05/09/11	12,500,000	12,500,000
Deutsche Bank AG 0.23% due 05/24/11	15,000,000	15,000,000
Deutsche Bank AG FRS 0.32% due 07/08/11	13,200,000	13,200,000
Lloyds Bank PLC 0.19% due 04/14/11	11,500,000	11,500,000
Lloyds Bank PLC 0.26% due 04/25/11	11,500,000	11,500,076
Nordea Bank Finland PLC 0.22% due 05/02/11	12,000,000	12,000,000
Nordea Bank Finland PLC 0.26% due 05/16/11	11,000,000	11,000,069
Rabobank Nederland NV 0.34% due 09/28/11	11,900,000	11,900,000
Royal Bank of Canada FRS 0.30% due 03/29/12	12,000,000	12,000,000
Royal Bank of Canada FRS 0.32% due 09/14/11	12,800,000	12,800,000
Svenska Handelsbanken 0.28% due 05/25/11	12,970,000	12,970,000
UBS AG Stamford CT 0.27% due 04/06/11	13,500,000	13,500,000
UBS AG Stamford CT FRS 0.33% due 09/09/11	11,000,000	11,000,000

Total Certificates of Deposit (amortized cost $186,670,145)		186,670,145

Commercial Paper — 9.7%
Bank of America Corp. 0.20% due 04/21/11	7,000,000	6,999,222
Bank of America Corp. 0.25% due 05/23/11	7,000,000	6,997,472
Citigroup Funding, Inc. 0.23% due 04/07/11	11,500,000	11,499,559
JPMorgan Chase & Co. 0.12% due 04/08/11	26,500,000	26,499,382
State Street Corp. 0.25% due 06/06/11	11,750,000	11,744,614
State Street Corp. 0.26% due 05/19/11	2,600,000	2,599,099

Total Commercial Paper (amortized cost $66,339,348)		66,339,348

U.S. Corporate Bonds & Notes — 1.9%
Bank of America NA FRS 0.33% due 08/22/11	12,900,000	12,900,000
Citibank NA
FDIC Guar. Notes 1.25% due 09/22/11	310,000	311,397

Total U.S. Corporate Bonds & Notes (amortized cost $13,211,397)		13,211,397

Medium Term Notes — 2.2%
General Electric Capital Corp. FRS 0.38% due 04/28/11	4,487,000	4,487,325
General Electric Capital Corp. FRS 0.55% due 10/21/11	10,700,000	10,718,447

Total Medium Term Notes (amortized cost $15,205,772)		15,205,772

U.S. Government Agencies — 43.6%
Agency for International Development
Panama FRS 0.63% due 05/15/15	1,238,090	1,239,824
Federal Farm Credit Bank 0.23% due 08/11/11	4,200,000	4,196,458
Federal Farm Credit Bank FRS 0.22% due 03/27/12	10,300,000	10,298,985
Federal Home Loan Bank
0.12% due 04/25/11	2,500,000	2,499,800
0.17% due 08/15/11	4,750,000	4,746,949
0.19% due 05/12/11	13,000,000	12,999,681
0.20% due 04/01/11	2,400,000	2,400,000
0.27% due 09/19/11	4,080,000	4,074,767
Federal Home Loan Bank FRS
0.17% due 08/01/11	10,250,000	10,248,902
0.17% due 08/12/11	15,300,000	15,296,621
0.19% due 02/17/12	7,600,000	7,596,526
0.20% due 09/23/11	16,000,000	15,999,240
0.21% due 09/15/11	3,750,000	3,749,457
0.28% due 01/12/12	26,500,000	26,500,000
0.29% due 01/20/12	13,220,000	13,218,937
0.30% due 12/15/11	12,770,000	12,770,000
Federal Home Loan Mtg. Corp.
0.15% due 08/02/11	7,000,000	6,996,413
0.16% due 08/03/11	7,000,000	6,996,142
0.17% due 08/10/11	5,150,000	5,146,814
0.18% due 08/23/11	2,570,000	2,568,150
0.19% due 04/01/11	9,500,000	9,500,000
0.19% due 04/18/11	5,300,000	5,299,525
0.20% due 05/24/11	2,750,000	2,749,182
0.20% due 06/21/11	5,300,000	5,297,615
0.20% due 06/22/11	2,750,000	2,748,747
0.20% due 07/07/11	5,220,000	5,217,187
0.20% due 07/11/11	11,450,000	11,443,575
0.20% due 07/19/11	7,920,000	7,915,204
0.20% due 07/27/11	7,950,000	7,944,833
0.20% due 12/07/11	2,400,000	2,396,667
0.20% due 12/14/11	2,500,000	2,496,431
0.21% due 12/06/11	4,000,000	3,994,190
0.22% due 07/26/11	9,750,000	9,743,088
0.24% due 08/03/11	3,580,000	3,577,041
0.24% due 09/14/11	4,000,000	3,995,573
0.25% due 06/01/11	3,650,000	3,648,454
Federal Home Loan Mtg. Corp. FRS
0.17% due 08/01/11	2,250,000	2,249,276
0.22% due 08/10/12	12,830,000	12,825,631
0.35% due 04/07/11	13,500,000	13,499,978
Federal National Mtg. Assoc. FRS
0.15% due 07/27/11	13,000,000	12,999,164

Total U.S. Government Agencies (amortized cost $299,085,027)		299,085,027

U.S. Government Treasuries — 9.3%
United States Treasury Bills
0.17% due 04/21/11	11,160,000	11,158,946
0.17% due 06/23/11	1,000,000	999,608
0.20% due 06/30/11	12,950,000	12,943,687
0.20% due 07/28/11	3,500,000	3,497,706
0.21% due 06/02/11	7,500,000	7,497,287
0.21% due 07/28/11	2,000,000	1,998,656
0.22% due 09/22/11	2,000,000	1,997,922
0.23% due 09/22/11	10,350,000	10,338,744
0.24% due 09/22/11	5,000,000	4,994,152
0.88% due 04/30/11	8,000,000	8,004,531

Total U.S. Government Treasuries (amortized cost $63,431,239)		63,431,239

Total Short-Term Investment Securities — 93.9% (amortized cost $643,942,928)		643,942,928

REPURCHASE AGREEMENT — 6.1%
UBS Securities LLC Joint Repurchase Agreement(1) (cost $42,052,000)	42,052,000	42,052,000

TOTAL INVESTMENTS — (amortized cost $685,994,928)(2)	100.0%	685,994,928
Liabilities in excess of other assets	(0.0)	(438,352)

NET ASSETS	100.0%	$685,556,576

(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	At March 31, 2011, the cost of securities for federal income tax purposes was the same for book purposes.

FDIC - Federal Deposit Insurance Corp.

FRS - Floating Rate Securities

The rates shown on FRS are the current interest rates at March 31, 2011.

The dates shown on debt obligations are the original maturity dates.

Industry Allocation*

U.S. Government Agencies	43.6%
Foreign Bank	15.0
Money Center Banks	12.5
U.S. Government Treasuries	9.3
Repurchase Agreement	6.1
Super-Regional Banks-US	3.9
Commercial Banks-Canadian	3.6
Finance	2.2
Commercial Banks	2.1
Diversified Financial Services	1.7

100.0%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011 (see Note1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Short-Term Investment Securities:
Certificates of Deposit	$—	$186,670,145	$—	$186,670,145
Commercial Paper	—	66,339,348	—	66,339,348
U.S. Corporate Bonds & Notes	—	13,211,397	—	13,211,397
Medium Term Notes	—	15,205,772	—	15,205,772
U.S. Government Agencies	—	299,085,027	—	299,085,027
U.S. Government Treasuries	—	63,431,239	—	63,431,239
Repurchase Agreement	—	42,052,000	—	42,052,000

Total	$—	$685,994,928	$—	$685,994,928

See Notes to Portfolio of Investments

SunAmerica Municipal Money Market Fund

PORTFOLIO OF INVESTMENTS - March 31, 2011 (unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES — 101.1%
Alaska — 2.9%
Alaska State International Airports VRDN Series A (LOC- State Street Bank and Trust Co.) 0.21% due 10/01/30†	$2,000,000	$2,000,000

Arizona — 1.9%
Maricopa County, Arizona Industrial Development Authority Multi Family Housing Series A (LOC - Wells Fargo Bank N.A.) 0.41% due 12/01/39†	1,350,000	1,350,000

California — 15.9%
Bay Area Toll Authority VRDN Series B-2 (LOC - JP Morgan Chase Bank) 0.17% due 04/01/47†	1,400,000	1,400,000
Big Bear Lake, California Industrial VRDN Series A (LOC - KBC Bank N.V.) 0.26% due 12/01/28†	2,000,000	2,000,000
Metropolitan Water District of Southern California VRDN Series B-3 0.17% due 07/01/35†	400,000	400,000
Metropolitan Water District of Southern California VRDN Series C-1 0.12% due 07/01/36†	1,200,000	1,200,000
Metropolitan Water District of Southern California VRDN Series C-2 0.18% due 07/01/36†	1,600,000	1,600,000
Sacramento County, California Santa Anna District Authority VRDN Series D (LOC - Bank of America N.A.) 0.24% due 12/01/39†	2,300,000	2,300,000
San Bernardino Country, California Multi Family Housing VRDN Series A 0.23% due 02/15/27†	100,000	100,000
San Bernardino Country, California Multi Family Housing VRDN Series A 0.24% due 05/15/29†	400,000	400,000
San Bernardino Country, California Multi Family Housing VRDN Series A 0.25% due 05/15/29†	100,000	100,000
San Jose, California Redevelopment Agency VRDN Series B (LOC - JP Morgan Chase Bank) 0.22% due 08/01/32†	250,000	250,000
University of California Regents Medical Center VRDN Series B-1 0.21% due 05/15/32†	1,400,000	1,400,000

		11,150,000

Colorado — 3.8%
Colorado Housing & Finance Authority VRDN Series D 0.21% due 10/15/16†	500,000	500,000
Colorado Housing & Finance Authority VRDN Series F 0.21% due 10/15/16†	500,000	500,000
Colorado Housing & Finance Authority VRDN Series I-B2 0.30% due 04/01/38†	1,305,000	1,305,000
Colorado Housing & Finance Authority VRDN Series I-B3 0.27% due 10/01/35†	335,000	335,000

		2,640,000

Connecticut — 0.2%
Connecticut State Housing Finance Authority VRDN Series A-1 0.23% due 05/15/39†	120,000	120,000

Florida — 1.8%
Liberty County, Florida Industrial Development VRDN (LOC - Bank of America N.A.) 0.32% due 10/01/28†	1,250,000	1,250,000

Illinois — 7.5%
Chicago, Illinois Board of Education VRDN Series B (LOC - JP Morgan Chase Bank) 0.23% due 03/01/36†	100,000	100,000
Chicago, Illinois O’Hare International Airport VRDN Series B (LOC - Societe Generale) 0.26% due 01/01/18†	600,000	600,000
Illinois Finance Authority VRDN Series A 0.22% due 11/01/38†	295,000	295,000
Illinois Finance Authority VRDN Series E 0.32% due 11/15/37†	695,000	695,000
Jackson-Union Counties, Illinois Regional Port District VRDN (LOC - Wachovia Bank N.A.) 0.26% due 04/01/24†	3,550,000	3,550,000

		5,240,000

Iowa — 1.0%
Iowa Finance Authority Health Facilities VRDN Series E (LOC - Bank of America N.A.) 0.24% due 07/01/39†	700,000	700,000

Kentucky — 7.8%
Breckinridge County, Kentucky Lease Program VRDN (LOC - U.S. Bank N.A.) 0.24% due 12/01/29†	1,050,000	1,050,000
Breckinridge County, Kentucky Lease Program VRDN Series A (LOC - U.S. Bank N.A.) 0.24% due 02/01/31†	1,400,000	1,400,000
Kentucky Housing Corp. VRDN Series F 0.28% due 07/01/29†	1,090,000	1,090,000
Kentucky Housing Corp. VRDN Series I 0.28% due 01/01/32†	995,000	995,000
Louisville & Jefferson County Kentucky Visitors & Convention Commission VRDN Series B 0.24% due 12/01/22†	650,000	650,000
Trimble County Association of Counties Leasing Program VRDN Series A (LOC - U.S. Bank N.A.) 0.22% due 12/01/38†	290,000	290,000

		5,475,000

Louisiana — 2.9%
East Baton Rouge Parish, Louisiana Pollution Control VRDN 0.16% due 11/01/19†	500,000	500,000
East Baton Rouge Parish, Louisiana Pollution Control VRDN 0.16% due 03/01/22†	1,500,000	1,500,000

		2,000,000

Maine — 2.4%
Maine State Housing Authority Mortgage VRDN Series B-3 0.27% due 11/15/38†	1,690,000	1,690,000

Maryland — 0.1%
Maryland Health & Higher Education Facilities Authority VRDN Series B 0.27% due 12/01/15†	100,000	100,000

Massachusetts — 6.5%
Massachusetts Health & Educational Facilities Authority VRDN Series A-2 0.23% due 12/01/37†	100,000	100,002
Massachusetts State VRDN Series B 0.22% due 12/01/30†	435,000	435,000
Massachusetts State VRDN Series B 0.26% due 03/01/26†	1,105,000	1,105,000
Massachusetts State Water Resources Authority VRDN Series C 0.24% due 11/01/26†	2,935,000	2,935,000

		4,575,002

Michigan — 6.4%
Holt, Michigan Public Schools VRDN 0.27% due 05/01/30†	3,220,000	3,220,000
Michigan Finance Authority Series D-3 (LOC - ScotiaBank) 2.00% due 08/22/11	1,250,000	1,257,813

		4,477,813

New Jersey — 5.6%
New Jersey Economic Development Authority VRDN 0.20% due 07/01/31†	300,000	300,000
New Jersey State Housing & Mortgage Finance Agency VRDN Series A 0.33% due 05/01/28†	385,000	385,000
New Jersey State Turnpike Authority VRDN Series D (LOC- ScotiaBank) 0.19% due 01/01/24†	3,250,000	3,250,000

		3,935,000

New York — 14.2%
City of New York, New York VRDN Series A-7 (LOC - JP Morgan Chase Bank) 0.18% due 08/01/19†	500,000	500,000
City of New York, New York VRDN Series A-7 (LOC - JP Morgan Chase Bank) 0.18% due 08/01/21†	300,000	300,000
City of New York, New York VRDN Series C (LOC - JP Morgan Chase Bank) 0.18% due 10/01/23†	100,000	100,000
City of New York, New York VRDN Series E-2 (LOC - JP Morgan Chase Bank) 0.18% due 08/01/21†	100,000	100,000
City of New York, New York VRDN Series E-4 (LOC - BNP Paribas) 0.19% due 08/01/21†	100,000	100,000
City of New York, New York VRDN Series E-5 (LOC - JP Morgan Chase Bank) 0.18% due 08/01/19†	150,000	150,000
City of New York, New York VRDN Series H-3 0.24% due 08/01/22†	900,000	900,000
City of New York, New York VRDN Series H-3 0.24% due 08/01/23†	400,000	400,000
Long Island Power Authority, New York VRDN Series 3B (LOC - Westdeutsche Landesbank AG) 0.25% due 05/01/33†	200,000	200,000

Metropolitan Transportation Authority VRDN Series D-1 0.33% due 11/01/29†	1,700,000	1,700,000
New York City Municipal Water Finance Authority VRDN Series B-4 0.20% due 06/15/23†	1,675,000	1,675,000
New York City Municipal Water Finance Authority VRDN Series BB-3 0.20% due 06/15/34†	440,000	440,000
New York City Municipal Water Finance Authority VRDN Series CC-1 0.19% due 06/15/38†	700,000	700,000
New York City Transitional Finance Authority VRDN Series 2-E 0.30% due 11/01/22†	285,000	285,000
New York City Transitional Finance Authority VRDN Series 3-C 0.30% due 11/01/22†	660,000	660,000
New York City Transitional Finance Authority VRDN Series 3-D 0.30% due 11/01/22†	855,000	855,000
New York City Transitional Finance Authority VRDN Series C-2 0.18% due 08/01/31†	800,000	800,000
Triborough Bridge & Tunnel Authority VRDN Series AB 0.32% due 01/01/19†	120,000	120,000

		9,985,000

North Carolina — 3.2%
City of Wilmington, North Carolina VRDN 0.25% due 06/01/15†	855,000	855,000
City of Winston-Salem, North Carolina VRDN Series C 0.24% due 08/01/11†	1,400,000	1,400,000

		2,255,000

North Dakota — 1.4%
North Dakota State Housing Finance Agency VRDN Series B 0.27% due 07/01/34†	1,000,000	1,000,000

Ohio — 1.3%
Ohio Housing Finance Agency Multi Family Housing VRDN (LOC - Federal Home Loan Bank) 0.27% due 10/01/36†	890,000	890,000

Pennsylvania — 1.9%
Pittsburgh, Pennsylvania Water & Sewer Authority VRDN Series B-1 0.30% due 09/01/33†	1,300,000	1,300,000

South Dakota — 2.4%
South Dakota Housing Development Authority VRDN Series C-1 0.25% due 05/01/32†	1,700,000	1,700,000

Texas — 6.2%
Tarrant County Cultural Education Facilities Finance Corp. VRDN Series A (LOC - JP Morgan Chase Bank) 0.25% due 10/01/41†	1,000,000	1,000,000
Texas State Economic Development 2.00% due 08/31/11	2,500,000	2,517,116
Texas State Economic Development VRDN Series A-2 0.24% due 12/01/29†	850,000	850,000

		4,367,116

Utah — 2.1%
Utah Housing Corp. Single Family Mortgage VRDN Series A 0.25% due 07/01/36†	1,495,000	1,495,000

Wisconsin — 0.1%
Wisconsin Housing & Economic Development Authority VRDN Series C 0.32% due 03/01/34†	75,000	75,000

Wyoming — 1.6%
Sweetwater County, Wyoming Pollution Control VRDN Series A (LOC - Barclays Bank PLC) 0.21% due 07/01/15†	1,100,000	1,100,000

Registered Investment Company — 0.0%
SSGA Tax Free Money Market Fund (amortized cost $24,434)	24,434	24,434

TOTAL INVESTMENTS —
(amortized cost $70,894,365)(1)	101.1%	70,894,365
Liabilities in excess of other assets	(1.1)	(762,706)

NET ASSETS —	100.0%	$70,131,659

†	The security’s effective maturity date is less than a year.
(1)	At March 31, 2011, the cost of securities for federal income tax purposes was the same for book purposes.

LOC — Letter of Credit

VRDN — Variable Rate Demand Notes

The rates shown on VRDN are the current interest rates at March 31, 2011.

The dates shown on debt obligations are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011 (see Note1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Short-Term Investment Securities:
California	$—	$11,150,000	$—	$11,150,000
Illinois	—	5,240,000	—	5,240,000
Kentucky	—	5,475,000	—	5,475,000
Massachusetts	—	4,575,002	—	4,575,002
Michigan	—	4,477,813	—	4,477,813
New Jersey	—	3,935,000	—	3,935,000
New York	—	9,985,000	—	9,985,000
Texas	—	4,367,116	—	4,367,116
Other States*	—	21,665,000	—	21,665,000
Registered Investment Companies	—	24,434	—	24,434

Total	$—	$70,894,365	$—	$70,894,365

*	Sum of all other states each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by state, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Money Market Funds, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS – March 31, 2011 – (unaudited)

Note 1. Security Valuation

Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Corporation’s Board of Directors (“Board”) has adopted procedures intended to stabilize the Funds’ net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Funds’ market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “Shadow Pricing”. For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in market prices that vary from those of other funds.

The various inputs that may be used to determine the value of the Funds’ investments are summarized into three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 - Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Funds’ net assets as of March 31, 2011 are reported on a schedule following the Portfolio of Investments.

Note 2. Repurchase Agreements

As of March 31, 2011, the following funds held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

Fund	Percentage Interest	Principal Amount
Money Market	24.03%	$42,052,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated March 31, 2011, bearing interest at a rate of 0.08% per annum, with a principal amount of $175,000,000, a repurchase price of $175,000,399, and a maturity date of April 1, 2011. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Inflated Index Bond	3.78%	4/15/2029	$175,000,000	$178,500,081

ADDITIONAL INFORMATION

Additional information is available in the Funds’ Annual and Semi-annual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Money Market Funds, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: May 26, 2011

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: May 26, 2011